UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Domestic Equity—35.9%†	Number of Shares	Fair Value
Common Stock—35.9%
Aerospace & Defense—0.9%
General Dynamics Corp.	4,040	$440,037
Honeywell International Inc.	12,349	1,145,493
The Boeing Co.	3,650	458,039
		2,043,569
Agricultural Products—0.3%
Archer-Daniels-Midland Co.	18,369	797,031
Air Freight & Logistics—0.4%
United Parcel Service Inc.	10,005	974,287
Airlines—0.1%
Delta Air Lines Inc.	8,588	297,574
Application Software—0.3%
Intuit Inc.	10,123	786,861
Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	8,318	915,562
Invesco Ltd.	27,066	1,001,442
State Street Corp.	14,893	1,035,808	(a)
		2,952,812
Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	5,797	473,151	(b)
Automobile Manufacturers—0.2%
Ford Motor Co.	35,210	549,276
Automotive Retail—0.2%
AutoZone Inc.	859	461,369	(b)
Biotechnology—1.4%
Alexion Pharmaceuticals Inc.	2,725	414,554	(b)
Amgen Inc.	14,505	1,789,047	(c)
Gilead Sciences Inc.	17,227	1,220,705	(b)
		3,424,306
Broadcasting—0.4%
CBS Corp.	4,294	265,369
Discovery Communications Inc.	7,495	577,565	(b)
		842,934
Cable & Satellite—1.0%
Comcast Corp., Class A	9,018	451,080
Comcast Corp., Special Class A	16,352	797,324
Liberty Global PLC	25,307	1,030,248	(b)
		2,278,652
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	8,760	707,633
Commodity Chemicals—0.5%
LyondellBasell Industries N.V.	12,839	1,141,901
Communications Equipment—1.8%
Cisco Systems Inc.	54,900	1,230,309
QUALCOMM Inc.	37,235	2,936,352
		4,166,661
Consumer Finance—0.4%
American Express Co.	10,361	932,801

Data Processing & Outsourced Services—0.5%
Paychex Inc.	3,620	154,212
Visa Inc.	4,380	945,467
		1,099,679
Department Stores—0.2%
Macy’s Inc.	6,655	394,575
Diversified Banks—1.8%
Bank of America Corp.	36,706	631,343
Citigroup Inc.	13,808	657,261
JPMorgan Chase & Co.	24,601	1,493,527
Wells Fargo & Co.	27,871	1,386,303
		4,168,434
Drug Retail—0.4%
CVS Caremark Corp.	13,502	1,010,760
Electric Utilities—0.2%
NextEra Energy Inc.	3,865	369,571
Electrical Components & Equipment—0.4%
Eaton Corp. PLC	13,732	1,031,548
Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	10,220	1,162,729
General Merchandise Stores—0.2%
Dollar General Corp.	8,158	452,606	(b)
Health Care REITs—0.1%
HCP Inc.	3,621	140,459
Healthcare Distributors—0.1%
Cardinal Health Inc.	4,723	330,516
Healthcare Equipment—1.1%
Abbott Laboratories	13,626	524,737
Boston Scientific Corp.	8,997	121,639	(b)
Covidien PLC	20,534	1,512,535
Stryker Corp.	6,196	504,788
		2,663,699
Healthcare Services—0.7%
Express Scripts Holding Co.	22,932	1,721,964	(b)
Healthcare Supplies—0.2%
DENTSPLY International Inc.	11,194	515,372
Home Improvement Retail—0.8%
Lowe’s Companies Inc.	32,240	1,576,536
The Home Depot Inc.	3,258	257,806
		1,834,342
Household Products—0.4%
Energizer Holdings Inc.	2,148	216,390
Kimberly-Clark Corp.	3,018	332,734
The Clorox Co.	4,026	354,328
		903,452
Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	2,764	211,252
Independent Power Producers & Energy Traders—0.3%
AES Corp.	19,752	282,059
Calpine Corp.	6,870	143,652	(b)
NRG Energy Inc.	8,588	273,098
		698,809
Industrial Gases—0.1%
Praxair Inc.	2,027	265,476
Industrial Machinery—0.3%
Dover Corp.	8,759	716,048

Integrated Oil & Gas—1.4%
Chevron Corp.	6,787	807,042
Exxon Mobil Corp.	6,620	646,642
Hess Corp.	10,570	876,041
Occidental Petroleum Corp.	9,658	920,311
		3,250,036
Integrated Telecommunication Services—0.7%
AT&T Inc.	11,006	385,981
Verizon Communications Inc.	28,288	1,345,660
		1,731,641
Internet Retail—0.2%
Amazon.com Inc.	1,460	491,319	(b)
Internet Software & Services—1.1%
eBay Inc.	16,352	903,284	(b)
Google Inc.	1,494	1,665,078	(b)
		2,568,362
Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	14,600	399,018
The Goldman Sachs Group Inc.	2,044	334,909
		733,927
IT Consulting & Other Services—0.1%
International Business Machines Corp.	1,304	251,007
Life & Health Insurance—0.2%
MetLife Inc.	5,648	298,214
Prudential Financial Inc.	2,577	218,143
		516,357
Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	4,938	222,506
Managed Healthcare—0.2%
Aetna Inc.	3,041	227,984
UnitedHealth Group Inc.	2,147	176,032
		404,016
Movies & Entertainment—0.7%
The Walt Disney Co.	7,787	623,505
Time Warner Inc.	15,154	990,011
		1,613,516
Multi-Line Insurance—0.8%
American International Group Inc.	14,084	704,341
Genworth Financial Inc.	15,029	266,464	(b)
The Hartford Financial Services Group Inc.	25,334	893,530
		1,864,335
Multi-Utilities—0.3%
CMS Energy Corp.	10,425	305,244
Dominion Resources Inc.	4,924	349,555
		654,799
Oil & Gas Equipment & Services—1.5%
Cameron International Corp.	7,085	437,640	(b)
Halliburton Co.	12,023	708,035
Schlumberger Ltd.	25,172	2,454,270
		3,599,945
Oil & Gas Exploration & Production—0.6%
Anadarko Petroleum Corp.	7,405	627,648
Marathon Oil Corp.	21,969	780,339
		1,407,987
Packaged Foods & Meats—0.3%
Kraft Foods Group Inc.	2,462	138,118
Mondelez International Inc.	18,899	652,961
		791,079

Pharmaceuticals—2.1%
Actavis PLC	1,074	221,083	(b)
Johnson & Johnson	17,981	1,766,273
Merck & Company Inc.	24,178	1,372,585
Pfizer Inc.	53,781	1,727,446
		5,087,387
Property & Casualty Insurance—0.1%
ACE Ltd.	1,589	157,406
Railroads—0.3%
CSX Corp.	23,812	689,834
Regional Banks—0.2%
Regions Financial Corp.	51,527	572,465
Research & Consulting Services—0.1%
Nielsen Holdings N.V.	5,153	229,978
Restaurants—0.1%
McDonald’s Corp.	2,659	260,662
Retail REITs—0.1%
Simon Property Group Inc.	1,329	217,956
Semiconductor Equipment—0.1%
Applied Materials Inc.	17,177	350,754
Semiconductors—0.5%
Analog Devices Inc.	5,324	282,917
Intel Corp.	10,716	276,580
Microchip Technology Inc.	7,531	359,681
Texas Instruments Inc.	3,765	177,520
		1,096,698
Soft Drinks—1.2%
Coca-Cola Enterprises Inc.	8,801	420,336
PepsiCo Inc.	27,763	2,318,210
		2,738,546
Specialized Finance—0.8%
CME Group Inc.	19,626	1,452,520
McGraw Hill Financial Inc.	7,008	534,711
		1,987,231
Specialized REITs—0.7%
American Tower Corp.	18,435	1,509,274
Rayonier Inc.	2,587	118,769
		1,628,043
Specialty Chemicals—0.2%
PPG Industries Inc.	1,294	250,337
Rockwood Holdings Inc.	2,147	159,737
		410,074
Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	15,087	823,901
Systems Software—0.4%
Microsoft Corp.	5,024	205,934
Oracle Corp.	18,163	743,048
		948,982
Technology Hardware, Storage & Peripherals—1.9%
Apple Inc.	4,276	2,295,100	(c)
EMC Corp.	66,488	1,822,436
Hewlett-Packard Co.	13,757	445,177
		4,562,713
Tobacco—0.2%
Altria Group Inc.	3,620	135,496
Philip Morris International Inc.	4,009	328,217
		463,713

Water Utilities—0.1%
American Water Works Company Inc.	3,162	143,555

Total Common Stock (Cost $64,103,292)		84,992,839

Preferred Stocks—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co.	2,735	68,101

Total Preferred Stocks (Cost $68,375)		68,101

Total Domestic Equity (Cost $64,171,667)		85,060,940

Foreign Equity—21.4%
Common Stock—21.0%
Advertising—0.2%
WPP PLC	26,216	540,643
Aerospace & Defense—0.8%
Airbus Group N.V.	9,798	702,077
Safran S.A.	16,686	1,156,543
		1,858,620
Airlines—0.2%
International Consolidated Airlines Group S.A.	62,351	433,673	(b)
Apparel Retail—0.2%
Fast Retailing Company Ltd.	1,014	368,589
Apparel, Accessories & Luxury Goods—0.4%
Luxottica Group S.p.A.	7,862	454,887
The Swatch Group AG	812	509,252
		964,139
Application Software—0.4%
SAP AG	10,861	879,588
Auto Parts & Equipment—0.1%
Denso Corp.	7,400	355,539
Automobile Manufacturers—0.7%
Mazda Motor Corp.	62,000	275,729
Toyota Motor Corp.	24,830	1,404,667
		1,680,396
Biotechnology—0.2%
CSL Ltd.	6,440	415,198
Brewers—0.2%
Anheuser-Busch InBev N.V.	4,412	462,752
Building Products—0.2%
Assa Abloy AB	10,403	552,918
Coal & Consumable Fuels—0.2%
Cameco Corp.	19,296	442,475
Communications Equipment—0.5%
Telefonaktiebolaget LM Ericsson	89,677	1,192,272
Construction & Engineering—0.2%
Larsen & Toubro Ltd.	18,337	389,599
Construction Materials—0.3%
HeidelbergCement AG	8,785	753,234
Distillers & Vintners—0.4%
Diageo PLC ADR	1,767	220,151
Diageo PLC	26,736	829,502
		1,049,653

Diversified Banks—2.6%
Barclays PLC	218,789	851,336
BNP Paribas S.A.	15,266	1,178,050
Credit Agricole S.A.	18,312	288,855	(b)
HSBC Holdings PLC	71,687	726,041
ICICI Bank Ltd.	35,721	743,010
Intesa Sanpaolo S.p.A.	291,401	987,993
Mitsubishi UFJ Financial Group Inc.	122,700	675,544
Sumitomo Mitsui Financial Group Inc.	15,200	650,743
		6,101,572
Diversified Capital Markets—0.1%
Deutsche Bank AG	6,573	294,199
Diversified Metals & Mining—0.4%
BHP Billiton PLC	22,606	694,959
Rio Tinto PLC	5,599	311,535
		1,006,494
Diversified Real Estate Activities—0.7%
Brookfield Asset Management Inc.	6,074	247,803
Mitsubishi Estate Company Ltd.	23,918	568,077
Mitsui Fudosan Company Ltd.	28,661	876,375
		1,692,255
Diversified Support Services—0.0% *
Brambles Ltd.	12,975	111,360
Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	103,015	181,804
Electrical Components & Equipment—0.2%
Schneider Electric S.A.	6,345	562,740
Electronic Components—0.5%
Murata Manufacturing Company Ltd.	11,400	1,077,623
Electronic Equipment & Instruments—0.2%
Hexagon AB	9,233	313,152
Keyence Corp.	307	126,902
		440,054
Healthcare Services—0.2%
Fresenius SE & Company KGaA	3,579	560,361
Healthcare Supplies—0.1%
Essilor International S.A.	2,523	254,540
Heavy Electrical Equipment—0.2%
ABB Ltd.	19,577	505,299	(b)
Home Building—0.1%
Persimmon PLC	13,004	291,808	(b)
Home Improvement Retail—0.2%
Kingfisher PLC	53,919	378,801
Household Products—0.6%
Svenska Cellulosa AB SCA	18,328	538,514
Unicharm Corp.	15,000	802,981
		1,341,495
Human Resource & Employment Services—0.2%
Capita PLC	26,973	492,850
Industrial Gases—0.4%
Linde AG	4,850	970,591
Industrial Machinery—0.5%
FANUC Corp.	4,100	724,770
Mitsubishi Heavy Industries Ltd.	20,000	115,939
Vallourec S.A.	6,536	354,970
		1,195,679

Integrated Oil & Gas—0.5%
Cenovus Energy Inc.	14,789	428,362
Total S.A.	10,353	679,205
		1,107,567
Internet Retail—0.3%
Rakuten Inc.	60,400	807,601
Internet Software & Services—0.8%
Baidu Inc. ADR	11,745	1,789,703	(b)
IT Consulting & Other Services—0.1%
Cap Gemini S.A.	2,535	191,988
Life & Health Insurance—0.8%
AIA Group Ltd.	231,650	1,098,964
Prudential PLC	33,383	705,977
		1,804,941
Multi-Line Insurance—0.3%
AXA S.A.	26,639	692,632
Multi-Utilities—0.2%
National Grid PLC	29,231	400,581
Oil & Gas Equipment & Services—0.5%
Subsea 7 S.A.	26,822	498,624
Technip S.A.	6,643	685,855
		1,184,479
Other Diversified Financial Services—0.4%
ING Groep N.V.	63,334	896,905	(b)
Packaged Foods & Meats—0.3%
Nestle S.A.	8,662	652,579
Pharmaceuticals—2.0%
Astellas Pharma Inc.	22,635	269,022
Bayer AG	6,061	820,153
GlaxoSmithKline PLC	39,940	1,059,716
GlaxoSmithKline PLC ADR	12,029	642,709
Roche Holding AG	3,943	1,182,878
Sanofi	7,923	826,416
		4,800,894
Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.	28,100	845,306
Railroads—0.1%
East Japan Railway Co.	4,200	310,193
Research & Consulting Services—0.1%
Experian PLC	19,593	353,103
Semiconductor Equipment—0.2%
ASML Holding N.V.	5,222	483,869
Semiconductors—0.6%
MediaTek Inc.	12,000	177,128
Samsung Electronics Company Ltd.	257	324,253
Taiwan Semiconductor Manufacturing Company Ltd.	208,484	811,275
		1,312,656
Specialty Chemicals—0.2%
Givaudan S.A.	185	286,291	(b)
Johnson Matthey PLC	5,213	284,278
		570,569
Wireless Telecommunication Services—0.7%
Softbank Corp.	14,900	1,128,514
Vodafone Group PLC	131,209	481,894
		1,610,408
Total Common Stock (Cost $41,519,001)		49,614,787

Preferred Stocks—0.4%
Automobile Manufacturers—0.4%
Volkswagen AG	3,753	972,961

Total Preferred Stocks (Cost $746,764)		972,961

Total Foreign Equity (Cost $42,265,765)		50,587,748

Bonds and Notes—30.0%		Principal Amount	Fair Value
U.S. Treasuries—9.8%
U.S. Treasury Bonds
3.63%	08/15/43	$870,800	$881,413
4.50%	02/15/36	2,936,500	3,446,717	(c)
U.S. Treasury Notes
0.25%	02/29/16	1,412,500	1,408,748
0.75%	01/15/17	9,376,000	9,362,086
1.50%	02/28/19	6,033,400	5,973,066
2.50%	08/15/23	1,444,300	1,423,651
2.75%	02/15/24	691,000	692,512
			23,188,193
Agency Mortgage Backed—8.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	7,123	7,608	(c)
5.00%	07/01/35 - 06/01/41	318,509	351,243	(c)
5.50%	05/01/20 - 04/01/39	99,771	110,203	(c)
6.00%	04/01/17 - 11/01/37	231,137	259,336	(c)
6.50%	11/01/28 - 07/01/29	8,857	9,960	(c)
7.00%	10/01/16 - 08/01/36	34,933	39,333	(c)
7.50%	09/01/33	1,286	1,385	(c)
8.00%	07/01/26 - 11/01/30	4,826	5,512	(c)
8.50%	04/01/30	8,554	10,151	(c)
Federal National Mortgage Assoc.
2.35%	04/01/37	562	587	(d)
3.00%	05/01/43 - 06/01/43	1,638,194	1,583,672
3.50%	11/01/42 - 02/01/43	2,009,208	2,023,830
4.00%	05/01/19 - 03/01/41	295,786	307,685	(c)
4.00%	01/01/41 - 03/01/44	1,461,019	1,520,964
4.50%	05/01/18 - 01/01/41	597,856	637,887	(c)
4.50%	10/01/39 - 04/01/41	1,276,116	1,362,213
5.00%	07/01/20 - 06/01/41	524,974	579,541	(c)
5.00%	03/01/39 - 05/01/39	64,361	70,442
5.50%	04/01/14 - 08/01/35	94,691	103,699	(c)
5.50%	11/01/35 - 01/01/39	375,038	415,710
6.00%	02/01/20 - 08/01/35	282,263	317,797	(c)
6.50%	12/01/14 - 08/01/36	54,711	60,205	(c)
7.00%	01/01/16 - 12/01/33	4,728	5,034	(c)
7.50%	05/01/15 - 12/01/33	12,853	14,017	(c)
8.00%	11/01/14 - 01/01/33	16,279	18,130	(c)
9.00%	12/01/17 - 12/01/22	4,242	4,647	(c)
3.00%	TBA	2,894,000	2,793,162	(e)
3.50%	TBA	1,200,000	1,207,125	(e)
4.50%	TBA	994,000	1,059,658	(e)
5.00%	TBA	875,000	953,955	(e)
6.00%	TBA	695,000	774,572	(e)
6.50%	TBA	490,000	551,097	(e)
Government National Mortgage Assoc.
3.00%	06/20/43	284,932	280,922
3.50%	05/20/43	705,090	720,573
4.00%	01/20/41 - 04/20/43	906,205	953,830

4.50%	08/15/33 - 03/20/41	237,007	256,443	(c)
4.50%	05/20/40	228,238	246,384
5.00%	08/15/33	17,403	19,201	(c)
6.00%	07/15/33 - 09/15/36	16,593	19,028	(c)
6.50%	04/15/28 - 07/15/36	23,633	26,659	(c)
7.00%	04/15/28 - 10/15/36	13,422	15,101	(c)
7.50%	07/15/23 - 04/15/28	16,705	17,212	(c)
8.00%	05/15/30	510	584	(c)
8.50%	10/15/17	7,133	7,737	(c)
9.00%	11/15/16 - 12/15/21	7,897	8,515	(c)
5.50%	TBA	50,000	55,320	(e)
			19,787,869
Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.40%	11/01/18	494	492	(c,f,g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	253,038	2,320	(c,d,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	302,671	32,090	(h)
4.50%	02/15/18 - 03/15/18	11,547	380	(c,h)
5.00%	05/15/18 - 10/15/18	10,273	326	(c,h)
5.50%	06/15/33	16,436	3,132	(c,h)
6.45%	08/15/25	134,303	18,159	(d,h)
7.50%	07/15/27	12,191	2,571	(c,h)
8.00%	04/15/20	242	261	(c)
Federal Home Loan Mortgage Corp. STRIPS
2.32%	08/01/27	536	491	(c,f,g)
8.00%	02/01/23 - 07/01/24	2,216	524	(c,h)
Federal National Mortgage Assoc. REMIC
1.07%	12/25/22	877	854	(c,f,g)
1.24%	12/25/42	57,972	1,933	(c,d,h)
5.00%	02/25/32 - 09/25/40	202,046	23,053	(h)
5.85%	07/25/38	39,886	5,768	(d,h)
7.35%	05/25/18	102,227	10,224	(c,d,h)
8.00%	05/25/22	3	69	(c,h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	46,407	7,183	(h)
5.00%	03/25/38 - 05/25/38	28,664	5,058	(h)
5.50%	12/01/33	7,654	1,503	(h)
6.00%	01/01/35	20,924	3,762	(h)
7.50%	11/01/23	22,534	3,690	(c,h)
8.00%	08/01/23 - 07/01/24	4,478	808	(c,h)
8.50%	03/01/17 - 07/25/22	1,462	229	(c,h)
9.00%	05/25/22	821	181	(c,h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	322,090	38,574	(h)
5.00%	12/20/35 - 09/20/38	197,800	17,876	(h)
6.09%	02/20/40	120,136	22,698	(d,h)
			204,209
Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	30,000	30,083
Corporate Notes—9.7%
21st Century Fox America Inc.
6.65%	11/15/37	55,000	67,177	(c)
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,519

AbbVie Inc.
1.75%	11/06/17	68,000	68,215
2.00%	11/06/18	99,000	98,175
2.90%	11/06/22	88,000	84,716
AES Corp.
8.00%	10/15/17	1,000	1,184
AES Panama S.A.
6.35%	12/21/16	43,000	45,500	(c,i)
Agilent Technologies Inc.
5.50%	09/14/15	58,000	61,845	(c)
Agrium Inc.
3.50%	06/01/23	88,000	85,476	(c)
4.90%	06/01/43	102,000	100,806	(c)
Altria Group Inc.
2.95%	05/02/23	39,000	36,007	(c)
4.50%	05/02/43	39,000	35,825	(c)
5.38%	01/31/44	47,000	49,134
America Movil SAB de C.V.
2.38%	09/08/16	200,000	205,800	(c)
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	55,380
7.75%	11/15/19	15,000	17,325
American International Group Inc.
3.38%	08/15/20	94,000	95,964
American Seafoods Group LLC
10.75%	05/15/16	125,000	129,219	(i)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	142,000	145,513
3.50%	01/31/23	37,000	34,989	(c)
5.00%	02/15/24	77,000	80,196
Anadarko Petroleum Corp.
6.20%	03/15/40	131,000	151,685
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	41,000	38,529	(c)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	146,349	(c)
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	98,000	98,029	(i)
3.00%	02/06/19	98,000	97,554	(i)
Archer-Daniels-Midland Co.
4.02%	04/16/43	49,000	45,657
Arizona Public Service Co.
6.25%	08/01/16	59,000	66,065	(c)
Ascension Health
4.85%	11/15/53	65,000	66,605
AT&T Inc.
2.38%	11/27/18	134,000	134,666
4.35%	06/15/45	96,000	84,727
AXIS Specialty Finance PLC
5.15%	04/01/45	52,000	52,350
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	101,375	(c,i)
Bank of America Corp.
2.00%	01/11/18	279,000	278,477	(c)
2.60%	01/15/19	81,000	81,320
2.65%	04/01/19	96,000	96,306
3.30%	01/11/23	64,000	61,702	(c)
4.00%	04/01/24	48,000	47,944	(e)
4.10%	07/24/23	80,000	81,145
4.13%	01/22/24	75,000	75,845
5.00%	01/21/44	75,000	76,566

Barclays Bank PLC
2.25%	05/10/17	300,000	308,481	(i)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	115,000	116,565
3.00%	05/15/22	49,000	48,844	(c)
Berkshire Hathaway Inc.
1.55%	02/09/18	76,000	75,657
4.50%	02/11/43	134,000	132,794
BHP Billiton Finance USA Ltd.
3.85%	09/30/23	48,000	49,173
5.00%	09/30/43	48,000	50,793
Bombardier Inc.
7.75%	03/15/20	354,000	396,480	(c,i)
BP Capital Markets PLC
1.38%	05/10/18	167,000	163,480	(c)
3.81%	02/10/24	98,000	98,876
Brocade Communications Systems Inc.
4.63%	01/15/23	156,000	148,980	(c,i)
Cargill Inc.
6.00%	11/27/17	1,000	1,143	(c,i)
Case New Holland Industrial Inc.
7.88%	12/01/17	40,000	46,900	(c)
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,018
2.95%	11/01/22	37,000	34,920
4.20%	08/01/23	25,000	25,337
4.35%	11/01/42	24,000	21,960
Central American Bank for Economic Integration
5.38%	09/24/14	60,000	61,099	(c,i)
Cequel Capital Corp.
5.13%	12/15/21	77,000	76,230	(i)
CF Industries Inc.
5.38%	03/15/44	74,000	77,150
Chesapeake Energy Corp.
3.25%	03/15/16	46,000	46,460
Cigna Corp.
2.75%	11/15/16	69,000	71,892	(c)
4.00%	02/15/22	100,000	103,694	(c)
Citigroup Inc.
1.75%	05/01/18	228,000	224,005	(c)
3.50%	05/15/23	94,000	88,684	(c)
5.00%	09/15/14	67,000	68,297	(c)
5.50%	09/13/25	39,000	41,543
6.68%	09/13/43	79,000	92,509
CMS Energy Corp.
3.88%	03/01/24	47,000	47,620
4.88%	03/01/44	47,000	47,885
CNA Financial Corp.
5.88%	08/15/20	60,000	68,873	(c)
CNH Capital LLC
3.88%	11/01/15	44,000	45,210
Cogeco Cable Inc.
4.88%	05/01/20	75,000	74,625	(c,i)
Comcast Corp.
3.60%	03/01/24	76,000	76,412
4.75%	03/01/44	47,000	47,707

Community Health Systems Inc.
7.13%	07/15/20	52,000	56,420
Constellation Brands Inc.
7.25%	09/01/16	74,000	83,435	(c)
Continental Resources Inc.
4.50%	04/15/23	97,000	100,460
Corp Andina de Fomento
4.38%	06/15/22	68,000	70,031
Corp Nacional del Cobre de Chile
5.63%	09/21/35	12,000	12,424	(c,i)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	174,000	160,856
COX Communications Inc.
4.70%	12/15/42	17,000	15,146	(i)
CVS Caremark Corp.
5.30%	12/05/43	48,000	52,984
Daimler Finance North America LLC
2.38%	08/01/18	150,000	151,376	(i)
DCP Midstream Operating LP
2.70%	04/01/19	29,000	28,930
5.60%	04/01/44	48,000	50,103
Denbury Resources Inc.
6.38%	08/15/21	60,000	64,050	(c)
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	248,393	(i)
Diageo Capital PLC
1.13%	04/29/18	78,000	75,847	(c)
Diageo Investment Corp.
2.88%	05/11/22	105,000	101,888	(c)
DigitalGlobe Inc.
5.25%	02/01/21	73,000	72,087	(c)
DIRECTV Holdings LLC
4.45%	04/01/24	144,000	144,406
5.15%	03/15/42	61,000	57,669	(c)
Dominion Resources Inc.
1.95%	08/15/16	54,000	55,018	(c)
DPL Inc.
7.25%	10/15/21	75,000	77,437
Duke Energy Corp.
1.63%	08/15/17	69,000	69,149	(c)
3.05%	08/15/22	132,000	128,428	(c)
Eaton Corp.
2.75%	11/02/22	94,000	88,983
eBay Inc.
2.60%	07/15/22	95,000	90,183
4.00%	07/15/42	41,000	36,263
Electricite de France
2.15%	01/22/19	193,000	192,023	(i)
EMC Corp.
1.88%	06/01/18	84,000	83,944	(c)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	102,947	(i)
Energy Transfer Partners LP
6.50%	02/01/42	62,000	70,267	(c)
Enterprise Products Operating LLC
4.45%	02/15/43	57,000	53,508

European Investment Bank
0.88%	12/15/14	135,000	135,670	(c)
4.88%	01/17/17	150,000	166,168	(c)
Exelon Corp.
4.90%	06/15/15	111,000	116,122	(c)
Express Scripts Holding Co.
2.65%	02/15/17	46,000	47,572
3.13%	05/15/16	171,000	178,150	(c)
Florida Power & Light Co.
4.13%	02/01/42	42,000	40,442
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	67,000	65,886
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84,000	89,355	(i)
Frontier Communications Corp.
7.13%	03/15/19	71,000	78,632	(c)
General Motors Co.
4.88%	10/02/23	54,000	55,350	(i)
Genworth Holdings Inc.
4.80%	02/15/24	49,000	50,973
7.70%	06/15/20	35,000	42,644
Gilead Sciences Inc.
3.70%	04/01/24	96,000	96,040
4.80%	04/01/44	72,000	74,117
Glencore Funding LLC
2.50%	01/15/19	118,000	113,945	(i)
4.13%	05/30/23	213,000	203,433	(i)
Goldman Sachs Capital I
6.35%	02/15/34	43,000	44,522	(c)
Great Plains Energy Inc.
4.85%	06/01/21	80,000	86,394
HCA Inc.
6.50%	02/15/20	119,000	133,280	(c)
Hewlett-Packard Co.
2.75%	01/14/19	242,000	243,600
Hexion US Finance Corp.
6.63%	04/15/20	88,000	91,080
Hughes Satellite Systems Corp.
6.50%	06/15/19	33,000	36,218	(c)
Huntsman International LLC
4.88%	11/15/20	77,000	77,481
Hyundai Capital America
1.63%	10/02/15	68,000	68,620	(i)
2.13%	10/02/17	35,000	35,255	(i)
iGATE Corp.
9.00%	05/01/16	74,000	77,700
Illinois Tool Works Inc.
3.50%	03/01/24	95,000	94,647
ING U.S. Inc.
5.50%	07/15/22	74,000	83,007
5.70%	07/15/43	46,000	52,029
Ingles Markets Inc.
5.75%	06/15/23	53,000	53,000
IntercontinentalExchange Group Inc.
4.00%	10/15/23	96,000	99,590
International Business Machines Corp.
3.63%	02/12/24	146,000	147,210

Invesco Finance PLC
3.13%	11/30/22	107,000	103,598	(c)
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,610	(i)
Jefferies Group Inc.
5.13%	01/20/23	83,000	87,234
6.50%	01/20/43	26,000	27,232
Kerr-McGee Corp.
6.95%	07/01/24	96,000	116,409
KFW
2.00%	10/04/22	246,000	231,033
4.50%	07/16/18	102,000	114,125	(c)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	101,000	95,364
Kinross Gold Corp.
5.95%	03/15/24	47,000	47,086	(i)
6.88%	09/01/41	26,000	24,975
Korea National Oil Corp.
2.88%	11/09/15	100,000	102,839	(c,i)
Liberty Mutual Group Inc.
4.25%	06/15/23	87,000	88,292	(i)
Linn Energy LLC
7.25%	11/01/19	70,000	72,975	(i)
8.63%	04/15/20	33,000	35,846
Lowe’s Companies Inc.
5.00%	09/15/43	48,000	50,926
LYB International Finance BV
4.88%	03/15/44	64,000	63,884
MasterCard Inc.
3.38%	04/01/24	74,000	73,879
Medtronic Inc.
4.63%	03/15/44	33,000	33,907
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	26,677
Microsoft Corp.
2.38%	05/01/23	156,000	145,642
MidAmerican Energy Holdings Co.
6.13%	04/01/36	45,000	53,829	(c)
Morgan Stanley
2.13%	04/25/18	149,000	148,674
4.75%	03/22/17	50,000	54,566
4.88%	11/01/22	75,000	78,809
5.00%	11/24/25	95,000	97,747
Mylan Inc.
7.88%	07/15/20	23,000	25,782	(c,i)
NCL Corp. Ltd.
5.00%	02/15/18	7,000	7,263
Newfield Exploration Co.
5.63%	07/01/24	10,000	10,375
5.75%	01/30/22	68,000	72,250
Nexen Energy ULC
6.40%	05/15/37	41,000	47,171	(c)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	129,000	132,104	(c)
Northeast Utilities
1.45%	05/01/18	81,000	78,607	(c)

Novartis Capital Corp.
2.40%	09/21/22	82,000	77,493	(c)
4.40%	05/06/44	109,000	109,984
NYSE Euronext
2.00%	10/05/17	103,000	104,686	(c)
Omnicom Group Inc.
3.63%	05/01/22	60,000	59,586	(c)
Oracle Corp.
1.20%	10/15/17	112,000	111,120	(c)
3.63%	07/15/23	62,000	62,782
PacifiCorp
6.25%	10/15/37	132,000	166,752	(c)
Petrobras Global Finance BV
3.00%	01/15/19	35,000	33,077
6.25%	03/17/24	22,000	22,666
7.25%	03/17/44	22,000	22,584
Petrobras International Finance Co.
3.50%	02/06/17	76,000	76,821	(c)
3.88%	01/27/16	34,000	34,916	(c)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	211,000	210,613
5.50%	01/21/21	132,000	144,210
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	70,833	75,880
Philip Morris International Inc.
4.13%	03/04/43	39,000	35,842
Pitney Bowes Inc.
4.63%	03/15/24	67,000	66,527
Plains Exploration & Production Co.
6.50%	11/15/20	37,000	40,746
PPL Capital Funding Inc.
5.00%	03/15/44	58,000	58,757
Prudential Financial Inc.
5.63%	06/15/43	46,000	46,920	(d)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	108,061	(c)
Range Resources Corp.
5.75%	06/01/21	49,000	52,491	(c)
Realty Income Corp. (REIT)
4.65%	08/01/23	45,000	47,088
Revlon Consumer Products Corp.
5.75%	02/15/21	30,000	30,150
Rockwell Collins Inc.
3.70%	12/15/23	76,000	77,064
Rowan Companies Inc.
4.75%	01/15/24	68,000	68,808
5.85%	01/15/44	19,000	19,303
Royal Bank of Canada
1.20%	09/19/18	323,000	320,740	(c)
RSI Home Products Inc.
6.88%	03/01/18	75,000	80,437	(i)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	115,000	118,594
Sanofi
1.25%	04/10/18	78,000	76,309
Schaeffler Holding Finance BV
6.88%	08/15/18	200,000	212,750	(i,j)

Shell International Finance BV
3.40%	08/12/23	141,000	141,284
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	182,316	(c,i)
Sprint Corp.
7.25%	09/15/21	52,000	56,680	(i)
Standard Chartered PLC
5.70%	03/26/44	200,000	198,120	(i)
Statoil ASA
3.70%	03/01/24	143,000	145,682
4.80%	11/08/43	48,000	51,274
Sunoco Logistics Partners Co.
4.25%	04/01/24	48,000	47,892
SunTrust Banks Inc.
2.35%	11/01/18	96,000	96,034
T-Mobile USA Inc.
6.25%	04/01/21	50,000	52,875
Talisman Energy Inc.
5.50%	05/15/42	38,000	37,643
6.25%	02/01/38	68,000	72,687
Teck Resources Ltd.
5.40%	02/01/43	39,000	36,741
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	197,470
Textron Inc.
6.20%	03/15/15	62,000	65,083	(c)
The Allstate Corp.
5.75%	08/15/53	52,000	54,600	(d)
The Coca-Cola Co.
3.30%	09/01/21	88,000	90,423	(c)
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	92,611
2.63%	01/31/19	146,000	145,626
2.90%	07/19/18	62,000	63,227
4.00%	03/03/24	113,000	112,499
6.75%	10/01/37	42,000	48,112
The Interpublic Group of Companies Inc.
4.20%	04/15/24	134,000	133,748
The Korea Development Bank
3.25%	03/09/16	122,000	127,003	(c)
The McClatchy Co.
9.00%	12/15/22	45,000	52,369
The Potomac Edison Co.
5.35%	11/15/14	40,000	41,209	(c)
The Southern Co.
2.45%	09/01/18	115,000	116,630
Thermo Fisher Scientific Inc.
2.40%	02/01/19	67,000	66,720
4.15%	02/01/24	105,000	108,027
Time Warner Cable Inc.
5.88%	11/15/40	108,000	117,024
6.55%	05/01/37	28,000	32,520
Time Warner Inc.
5.35%	12/15/43	117,000	124,687
Tops Holding Corp.
8.88%	12/15/17	24,000	26,220

Total Capital International S.A.
1.55%	06/28/17	287,000	289,822	(c)
Transocean Inc.
6.50%	11/15/20	97,000	108,924
tw telecom holdings inc.
6.38%	09/01/23	35,000	37,450
U.S. Bancorp
3.44%	02/01/16	118,000	123,177	(c)
Unit Corp.
6.63%	05/15/21	73,000	77,380
United Rentals North America Inc.
5.75%	07/15/18	74,000	79,180
Vail Resorts Inc.
6.50%	05/01/19	82,000	86,202	(c)
Valeant Pharmaceuticals International
6.38%	10/15/20	125,000	135,000	(i)
Verizon Communications Inc.
2.45%	11/01/22	96,000	87,484
3.45%	03/15/21	144,000	145,971
5.05%	03/15/34	29,000	29,750
5.15%	09/15/23	220,000	240,750
6.55%	09/15/43	67,000	81,535
Viasystems Inc.
7.88%	05/01/19	44,000	47,410	(i)
Weatherford International Ltd.
4.50%	04/15/22	44,000	46,077
5.95%	04/15/42	93,000	100,202	(c)
6.75%	09/15/40	19,000	22,124
WellPoint Inc.
3.30%	01/15/23	97,000	93,021
Wells Fargo & Co.
3.45%	02/13/23	101,000	98,029
4.13%	08/15/23	48,000	48,559
Williams Partners LP
4.30%	03/04/24	111,000	111,492
Windstream Corp.
6.38%	08/01/23	73,000	71,175
WM Wrigley Jr Co.
2.00%	10/20/17	48,000	48,116	(i)
2.90%	10/21/19	96,000	96,865	(i)
WPX Energy Inc.
5.25%	01/15/17	75,000	80,250
Xilinx Inc.
2.13%	03/15/19	48,000	47,428
3.00%	03/15/21	67,000	66,441
XLIT Ltd.
5.25%	12/15/43	45,000	47,694
Xstrata Finance Canada Ltd.
2.70%	10/25/17	93,000	94,125	(i)
Zoetis Inc.
3.25%	02/01/23	67,000	64,625
			22,929,705

Non-Agency Collateralized Mortgage Obligations—1.5%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	114,284	(c,i)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	32,739
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	168,129	(c,d)
Banc of America Commercial Mortgage Trust 2007-4
5.83%	02/10/51	19,861	22,085	(c,d)
Banc of America Commercial Mortgage Trust 2008-1
6.25%	02/10/51	240,000	273,083	(c,d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	70,000	72,474	(c,d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	80,000	84,439	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	70,060	72,023	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	40,000	43,031	(d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	89,391	(d)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	40,000	41,258	(c,d)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	57,956	(d)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	160,000	170,224	(d)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	20,987	—	(d,**)
GS Mortgage Securities Corp. II 2013-KYO
2.76%	11/08/29	40,000	40,557	(d,i)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	80,000	83,192	(c)
5.31%	08/10/44	30,000	33,150	(d,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	50,000	51,500
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	100,000	96,882
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	38,883	39,697	(c,d)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	100,000	109,779	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	25,000	25,593	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	40,000	41,958	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	71,000	72,907	(d)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	50,000	50,823	(d)
LB-UBS Commercial Mortgage Trust 2004-C8
0.78%	12/15/39	397,054	1,140	(d,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	34,635	36,021
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	80,000	84,967	(c)

LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	29,449	32,095	(d)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	100,000	110,609	(d)
6.11%	07/15/40	120,000	132,530	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,701	788	(c,h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	119,471	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	89,000	86,002	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.84%	02/15/47	100,000	89,782	(d,i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	110,000	112,516	(d)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	40,000	36,900	(c,d)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	100,000	105,937	(c,d)
5.27%	10/12/52	55,000	58,551	(d)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	30,000	32,684	(c,d)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	80,000	89,640	(d)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	50,000	57,514	(c,d)
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	40,000	41,867	(d,i)
WFRBS Commercial Mortgage Trust 2013-C15
4.49%	08/15/46	35,000	31,203	(d,i)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	65,000	61,721	(d,i)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	56,848
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	65,000	66,946
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	127,319	(d)
			3,460,205
Sovereign Bonds—0.3%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	107,125	(c,i)
Government of Argentina
2.50%	12/31/38	9	4	(k)
Government of Chile
3.63%	10/30/42	27,000	22,343
Government of Dominican Republic
7.50%	05/06/21	100,000	111,500	(c,i)
Government of Mexico
4.75%	03/08/44	176,000	167,200	(c)
5.75%	10/12/10	14,000	13,755	(c)
Government of Panama
6.70%	01/26/36	11,000	12,925	(c)
Government of Peru
6.55%	03/14/37	39,000	46,897	(c)

Government of Poland
3.00%	03/17/23	45,000	42,075
5.00%	03/23/22	65,000	70,931
5.13%	04/21/21	15,000	16,564	(c)
Government of Turkey
3.25%	03/23/23	200,000	174,900
6.88%	03/17/36	50,000	54,200
			840,419
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	56,896	(c)
Denver City & County School District No 1
4.24%	12/15/37	70,000	65,710	(c)
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	61,158
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,592	(c)
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	88,976
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	46,853	(c)
State of California
5.70%	11/01/21	55,000	64,235
			400,420
FNMA—0.0% *
Lehman TBA
5.50%	TBA	59,721	—	(**,l,m)

Total Bonds and Notes (Cost $70,528,270)			70,841,103

	Number of Shares
Exchange Traded Funds—3.6%
Financial Select Sector SPDR Fund	8,281	184,997	(n)
Industrial Select Sector SPDR Fund	14,413	754,232	(n)
Vanguard FTSE Emerging Markets ETF	185,746	7,537,573

Total Exchange Traded Funds (Cost $8,340,429)		8,476,802

Total Investments in Securities (Cost $185,306,131)		214,966,593

Short-Term Investments—12.4%
GE Institutional Money Market Fund - Investment Class
0.00%
(Cost $29,225,346)		29,225,346	(g,o)

Total Investments (Cost $214,531,477)		244,191,939

Liabilities in Excess of Other Assets, net—(3.3)%		(7,787,622)

NET ASSETS—100.0%		$236,404,317

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P Mid 400 Emini Index Futures	June 2014	52	$7,149,480	$19,093
S&P 500 Emini Index Futures	June 2014	9	839,070	6,230
2 Yr. U.S. Treasury Notes Futures	June 2014	55	12,075,938	(7,187)
5 Yr. U.S. Treasury Notes Futures	June 2014	2	237,906	(188)

				$17,948

The Fund had the following short futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2014	27	$(3,596,906)	$(10,057)
Ultra Long-Term U.S. Treasury Bond Futures	June 2014	7	(1,011,282)	(13,563)
10 Yr. U.S. Treasury Notes Futures	June 2014	73	(9,015,500)	61,405

				$37,785

				$55,733

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $5,105,244 or 2.16% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Step coupon bond.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(m)	Security is in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries at March 31, 2014:

Country	Percentage (based on Fair Value)
United States	76.20%
Japan	4.66%
United Kingdom	4.38%
France	3.43%
Germany	2.48%
Switzerland	1.35%
Sweden	1.06%
Canada	0.99%
China	0.83%
Netherlands	0.67%
Italy	0.59%
India	0.54%
Hong Kong	0.45%
Taiwan	0.41%
Mexico	0.30%
Norway	0.28%
South Korea	0.27%
Australia	0.26%
Belgium	0.19%
Supranational	0.18%
Brazil	0.14%
Turkey	0.09%
Chile	0.06%
Poland	0.05%

Dominican Republic	0.05%
Trinidad And Tobago	0.03%
Panama	0.02%
Cayman Islands	0.02%
Peru	0.02%
Bermuda	0.00%
Argentina	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2014:

Industry	Domestic	Foreign	Total
Diversified Banks	1.74%	2.49%	4.23%
Pharmaceuticals	2.08%	1.97%	4.05%
Exchange Traded Funds	3.47%	0.00%	3.47%
Communications Equipment	1.70%	0.49%	2.19%
Oil & Gas Equipment & Services	1.48%	0.48%	1.96%
Technology Hardware, Storage & Peripherals	1.87%	0.00%	1.87%
Internet Software & Services	1.05%	0.73%	1.78%
Integrated Oil & Gas	1.33%	0.45%	1.78%
Aerospace & Defense	0.84%	0.76%	1.60%
Biotechnology	1.40%	0.17%	1.57%
Automobile Manufacturers	0.22%	1.09%	1.31%
Asset Management & Custody Banks	1.21%	0.00%	1.21%
Soft Drinks	1.12%	0.00%	1.12%
Healthcare Equipment	1.09%	0.00%	1.09%
Multi-Line Insurance	0.77%	0.28%	1.05%
Semiconductors	0.45%	0.54%	0.99%
Life & Health Insurance	0.21%	0.74%	0.95%
Healthcare Services	0.71%	0.22%	0.93%
Cable & Satellite	0.93%	0.00%	0.93%
Household Products	0.38%	0.54%	0.92%
Home Improvement Retail	0.76%	0.15%	0.91%
Specialized Finance	0.81%	0.00%	0.81%
Industrial Machinery	0.29%	0.49%	0.78%
Integrated Telecommunication Services	0.71%	0.00%	0.71%
Diversified Real Estate Activities	0.00%	0.69%	0.69%
Application Software	0.32%	0.36%	0.68%
Specialized REITs	0.67%	0.00%	0.67%
Movies & Entertainment	0.66%	0.00%	0.66%
Wireless Telecommunication Services	0.00%	0.66%	0.66%
Electrical Components & Equipment	0.42%	0.23%	0.65%
Packaged Foods & Meats	0.33%	0.26%	0.59%
Oil & Gas Exploration & Production	0.58%	0.00%	0.58%
Internet Retail	0.20%	0.33%	0.53%
Industrial Gases	0.11%	0.40%	0.51%
Fertilizers & Agricultural Chemicals	0.48%	0.00%	0.48%
Commodity Chemicals	0.47%	0.00%	0.47%
Data Processing & Outsourced Services	0.45%	0.00%	0.45%
Electronic Components	0.00%	0.44%	0.44%
Multi-Utilities	0.27%	0.16%	0.43%
Distillers & Vintners	0.00%	0.43%	0.43%
Drug Retail	0.41%	0.00%	0.41%
Diversified Metals & Mining	0.00%	0.41%	0.41%
Property & Casualty Insurance	0.06%	0.35%	0.41%
Railroads	0.28%	0.13%	0.41%

Specialty Chemicals	0.17%	0.23%	0.40%
Air Freight & Logistics	0.40%	0.00%	0.40%
Apparel, Accessories & Luxury Goods	0.00%	0.39%	0.39%
Systems Software	0.39%	0.00%	0.39%
Consumer Finance	0.38%	0.00%	0.38%
Other Diversified Financial Services	0.00%	0.37%	0.37%
Broadcasting	0.34%	0.00%	0.34%
Semiconductor Equipment	0.14%	0.20%	0.34%
Auto Parts & Equipment	0.19%	0.15%	0.34%
Specialty Stores	0.34%	0.00%	0.34%
Agricultural Products	0.33%	0.00%	0.33%
Healthcare Supplies	0.21%	0.10%	0.31%
Construction Materials	0.00%	0.31%	0.31%
Investment Banking & Brokerage	0.30%	0.00%	0.30%
Airlines	0.12%	0.18%	0.30%
Casinos & Gaming	0.29%	0.00%	0.29%
Independent Power Producers & Energy Traders	0.29%	0.00%	0.29%
Research & Consulting Services	0.09%	0.15%	0.24%
Regional Banks	0.23%	0.00%	0.23%
Building Products	0.00%	0.23%	0.23%
Electric Utilities	0.15%	0.08%	0.23%
Advertising	0.00%	0.22%	0.22%
Heavy Electrical Equipment	0.00%	0.21%	0.21%
Human Resource & Employment Services	0.00%	0.20%	0.20%
Tobacco	0.19%	0.00%	0.19%
Brewers	0.00%	0.19%	0.19%
Automotive Retail	0.19%	0.00%	0.19%
General Merchandise Stores	0.19%	0.00%	0.19%
IT Consulting & Other Services	0.10%	0.08%	0.18%
Coal & Consumable Fuels	0.00%	0.18%	0.18%
Electronic Equipment & Instruments	0.00%	0.18%	0.18%
Managed Healthcare	0.17%	0.00%	0.17%
Department Stores	0.16%	0.00%	0.16%
Construction & Engineering	0.00%	0.16%	0.16%
Apparel Retail	0.00%	0.15%	0.15%
Healthcare Distributors	0.14%	0.00%	0.14%
Diversified Capital Markets	0.00%	0.12%	0.12%
Home Building	0.00%	0.12%	0.12%
Restaurants	0.11%	0.00%	0.11%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Retail REITs	0.09%	0.00%	0.09%
Hypermarkets & Super Centers	0.09%	0.00%	0.09%
Water Utilities	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Diversified Support Services	0.00%	0.05%	0.05%

			59.02%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.50%
Corporate Notes	9.39%
Agency Mortgage Backed	8.10%
Non-Agency Collateralized Mortgage Obligations	1.42%
Sovereign Bonds	0.35%
Municipal Bonds and Notes	0.16%
Agency Collateralized Mortgage Obligations	0.08%
Asset Backed	0.01%
FNMA	0.00	%***

	29.01%

Short-Term Investments
Short-Term Investments	11.97%

	11.97%

	100.00%

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities†
	Domestic Equity	$85,060,940	$—	$—	$85,060,940
	Foreign Equity	50,587,748	—	—	50,587,748
	U.S. Treasuries	—	23,188,193	—	23,188,193
	Agency Mortgage Backed	—	19,787,869	—	19,787,869
	Agency Collateralized Mortgage Obligations	—	204,209	—	204,209
	Asset Backed	—	30,083	—	30,083
	Corporate Notes	—	22,929,705	—	22,929,705
	Non-Agency Collateralized Mortgage Obligations	—	3,460,205	—	3,460,205
	Sovereign Bonds	—	840,419	—	840,419
	Municipal Bonds and Notes	—	400,420	—	400,420
	Exchange Traded Funds	8,476,802	—	—	8,476,802
	Short-Term Investments	29,225,346	—	—	29,225,346

	Total Investments in Securities	$173,350,836	$70,841,103	$—	$244,191,939

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$25,323	$—	$—	$25,323
	Long Futures Contracts—Unrealized Depreciation	(7,375)	—	—	(7,375)
	Short Futures Contracts—Unrealized Appreciation	61,405	—	—	61,405
	Futures Contracts—Unrealized Depreciation	(23,620)	—	—	(23,620)

	Total Other Financial Instruments	$55,733	$—	$—	$55,733

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Diversified Fund	$214,531,477	$31,169,485	$(1,509,023)	$29,660,462

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 28, 2014